STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (178,819)	$ (86,086)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(82,451)	(7,183)
Accounts payable and accrued expenses	0	(15,000)
Accounts payable - affiliates	48,754	67,572
Net cash provided by (used in) operating activities	(212,516)	(40,697)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	82,451	7,183
Net cash provided by investing activities	82,451	7,183
Cash flows from financing activities
Distributions	(2,682,000)	(129,923)
Net cash used in financing activities	(2,682,000)	(129,923)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,812,065)	(163,437)
Cash and cash equivalents, beginning	3,031,943	3,195,380
Cash and cash equivalents, end	219,878	3,031,943
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,645,120	0
Series One [Member]
Cash flows from operating activities
Net income (loss)	(44,374)	(39,354)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(5,000)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	11,818	27,760
Net cash provided by (used in) operating activities	(37,556)	(11,594)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	5,000	0
Net cash provided by investing activities	5,000	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(32,556)	(11,594)
Cash and cash equivalents, beginning	32,556	44,150
Cash and cash equivalents, end	0	32,556
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,645,120	0
Series Two [Member]
Cash flows from operating activities
Net income (loss)	(58,536)	(27,879)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	(58,536)	(27,879)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	(1,016,000)	0
Net cash used in financing activities	(1,016,000)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,074,536)	(27,879)
Cash and cash equivalents, beginning	1,074,536	1,102,415
Cash and cash equivalents, end	0	1,074,536
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Three [Member]
Cash flows from operating activities
Net income (loss)	(26,872)	42,179
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(65,458)	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	36,936	39,812
Net cash provided by (used in) operating activities	(55,394)	81,991
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	65,458	0
Net cash provided by investing activities	65,458	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,064	81,991
Cash and cash equivalents, beginning	209,814	127,823
Cash and cash equivalents, end	219,878	209,814
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Four [Member]
Cash flows from operating activities
Net income (loss)	5,411	(32,123)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(11,993)	(7,183)
Accounts payable and accrued expenses	0	(15,000)
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	(6,582)	(54,306)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	11,993	7,183
Net cash provided by investing activities	11,993	7,183
Cash flows from financing activities
Distributions	(1,275,000)	(129,923)
Net cash used in financing activities	(1,275,000)	(129,923)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,269,589)	(177,046)
Cash and cash equivalents, beginning	1,269,589	1,446,635
Cash and cash equivalents, end	0	1,269,589
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Five [Member]
Cash flows from operating activities
Net income (loss)	(54,448)	(28,909)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	(54,448)	(28,909)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	(391,000)	0
Net cash used in financing activities	(391,000)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(445,448)	(28,909)
Cash and cash equivalents, beginning	445,448	474,357
Cash and cash equivalents, end	0	445,448
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Six [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0	0
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0	$ 0